Real Estate Properties - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) ft² lease building joint_venture property	Dec. 31, 2016 USD ($)
Real Estate Properties [Line Items]
Number of joint ventures | joint_venture	2
Number of properties, noncontrolling interest | property	2
Number of buildings, noncontrolling interest | building	3
Carry value of properties	$ 2,975,721	$ 1,888,760
Number of leases entered | lease	75
Rentable square feet (in sqft) | ft²	1,604,783
Weighted average lease term	7 years 7 months 6 days
Expenditures committed on leases	$ 18,249
Committed but unspent tenant related obligations estimated	31,310
Interest capitalized	$ 511
Continuing operations
Real Estate Properties [Line Items]
Number of properties owned | property	108
Number of buildings | building	167
Carry value of properties	$ 2,975,721